SHAREHOLDERS' EQUITY (Details) - shares	Dec. 31, 2021	Dec. 31, 2020
Class of Stock [Line Items]
Shares available for future grants under the 2017 and 2021 plans	5,281,960	1,332,909
Total	56,508,342	46,036,882
Ordinary shares
Class of Stock [Line Items]
Ordinary shares reserved for future issuance	44,924,038	12,354,471
Outstanding share options and RSUs
Class of Stock [Line Items]
Ordinary shares reserved for future issuance	6,302,344	5,909,263
Series A
Class of Stock [Line Items]
Preferred shares available for future issuance	0	4,383,300
Series B
Class of Stock [Line Items]
Preferred shares available for future issuance	0	4,619,000
Series B-1
Class of Stock [Line Items]
Preferred shares available for future issuance	0	1,563,400
Series B-2
Class of Stock [Line Items]
Preferred shares available for future issuance	0	1,938,100
Series C
Class of Stock [Line Items]
Preferred shares available for future issuance	0	6,641,900
Series D
Class of Stock [Line Items]
Preferred shares available for future issuance	0	3,660,027
Series E
Class of Stock [Line Items]
Preferred shares available for future issuance	0	3,634,512